FEDERAL RELIEF LOANS (Details) - USD ($)					9 Months Ended	12 Months Ended
	Jun. 07, 2021	Nov. 05, 2020	Jul. 07, 2020	May 07, 2020	Sep. 30, 2022	Dec. 31, 2021
FEDERAL RELIEF LOANS (Details) [Line Items]
Bearing interest, percentage			3.75%
Repayable installments		$ 2,538	$ 731
Loan payments	$ 60,292
Disaster loan amount			$ 150,000
Accrued interest					$ 12,560	$ 8,353
Well Fargo Bank [Member]
FEDERAL RELIEF LOANS (Details) [Line Items]
Bank loan				$ 60,292
Bearing interest, percentage				1.00%